UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Investors Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (98.2%)(a)
			Shares	Value

Aerospace and defense (2.3%)

Boeing Co. (The)			13,300	$3,380,993

Northrop Grumman Corp.			6,500	1,870,180

Raytheon Co.			6,000	1,119,480

				6,370,653
Air freight and logistics (0.6%)

FedEx Corp.			7,500	1,691,850

				1,691,850
Airlines (1.5%)

American Airlines Group, Inc.(S)			17,700	840,573

Southwest Airlines Co.			41,400	2,317,572

United Continental Holdings, Inc.(NON)			14,400	876,672

				4,034,817
Auto components (1.5%)

Goodyear Tire & Rubber Co. (The)			38,900	1,293,425

Lear Corp.			9,600	1,661,568

Pirelli & C SpA (Italy)(NON)			143,514	1,102,525

				4,057,518
Automobiles (0.6%)

General Motors Co.			38,100	1,538,478

				1,538,478
Banks (8.0%)

Bank of America Corp.			235,242	5,961,032

Citigroup, Inc.			70,857	5,154,138

JPMorgan Chase & Co.			98,627	9,419,865

Regions Financial Corp.			106,100	1,615,903

				22,150,938
Beverages (1.6%)

Coca-Cola Co. (The)			36,600	1,647,366

PepsiCo, Inc.			25,020	2,787,979

				4,435,345
Biotechnology (4.8%)

Amgen, Inc.			21,495	4,007,743

Biogen, Inc.(NON)			5,300	1,659,536

Bioverativ, Inc.(NON)			20,800	1,187,056

Celgene Corp.(NON)			17,700	2,581,014

Gilead Sciences, Inc.			31,000	2,511,620

Vertex Pharmaceuticals, Inc.(NON)			8,800	1,337,952

				13,284,921
Capital markets (4.8%)

Ameriprise Financial, Inc.			13,700	2,034,587

Goldman Sachs Group, Inc. (The)			18,920	4,487,635

Invesco, Ltd.			19,518	683,911

KKR & Co. LP			64,400	1,309,252

Morgan Stanley			63,000	3,034,710

State Street Corp.			17,500	1,671,950

				13,222,045
Chemicals (1.6%)

CF Industries Holdings, Inc.(S)			50,500	1,775,580

DowDuPont, Inc.			36,087	2,498,303

				4,273,883
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(F)(RES)(NON)			3	3

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)			1	1

				4
Communications equipment (1.6%)

Cisco Systems, Inc.			134,641	4,527,977

				4,527,977
Construction materials (0.1%)

Forterra, Inc.(NON)(S)			55,776	250,992

				250,992
Consumer finance (1.1%)

Capital One Financial Corp.			22,800	1,930,248

Synchrony Financial			39,300	1,220,265

				3,150,513
Diversified financial services (1.8%)

Alignvest Acquisition II Corp. Class A (Canada)(NON)			72,953	574,152

Capitol Investment Corp IV (Units)(NON)			43,141	436,587

CF Corp. 144A(NON)			125,844	1,258,440

Easterly Acquisition Corp.(NON)			77,420	774,200

Federal Street Acquisition Corp. (Units)(NON)			68,000	698,360

Gores Holdings II, Inc. (Units)(NON)			33,354	348,883

TPG Pace Holdings Corp. (Units)(NON)			96,738	996,401

				5,087,023
Diversified telecommunication services (1.7%)

AT&T, Inc.			87,872	3,441,946

Verizon Communications, Inc.			23,600	1,167,964

				4,609,910
Electric utilities (1.4%)

Edison International			9,300	717,681

Entergy Corp.			18,300	1,397,388

Exelon Corp.			43,200	1,627,344

				3,742,413
Electrical equipment (0.5%)

Rockwell Automation, Inc.			8,300	1,479,143

				1,479,143
Energy equipment and services (0.7%)

Baker Hughes a GE Co.			26,263	961,751

Select Energy Services, Inc. 144A Class A-1(NON)			57,311	912,391

				1,874,142
Equity real estate investment trusts (REITs) (1.0%)

Armada Hoffler Properties, Inc.(R)			87,724	1,211,468

Easterly Government Properties, Inc.(R)			75,216	1,554,715

				2,766,183
Food and staples retail (3.6%)

CVS Health Corp.			27,180	2,210,278

Wal-Mart Stores, Inc.			48,000	3,750,720

Walgreens Boots Alliance, Inc.			49,441	3,817,834

				9,778,832
Food products (1.3%)

Archer-Daniels-Midland Co.			32,300	1,373,073

Kraft Heinz Co. (The)			12,200	946,110

McCormick & Co., Inc. (non-voting shares)			11,420	1,172,149

				3,491,332
Health-care equipment and supplies (1.8%)

Baxter International, Inc.			35,400	2,221,350

Becton Dickinson and Co.			14,100	2,762,895

				4,984,245
Health-care providers and services (3.0%)

Anthem, Inc.			8,700	1,651,956

Express Scripts Holding Co.(NON)(S)			21,200	1,342,384

HCA Healthcare, Inc.(NON)			18,100	1,440,579

Humana, Inc.			6,900	1,681,047

McKesson Corp.			13,100	2,012,291

				8,128,257
Hotels, restaurants, and leisure (1.8%)

Hyatt Hotels Corp. Class A(NON)			9,300	574,647

Las Vegas Sands Corp.			22,900	1,469,264

Penn National Gaming, Inc.(NON)(S)			36,438	852,285

Playa Hotels & Resorts NV(NON)			41,559	433,460

Wyndham Worldwide Corp.			15,600	1,644,396

				4,974,052
Household durables (0.7%)

FabFurnish GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(F)(RES)(NON)			6	5

PulteGroup, Inc.			69,900	1,910,367

				1,910,372
Independent power and renewable electricity producers (0.6%)

NRG Energy, Inc.			68,800	1,760,592

				1,760,592
Industrial conglomerates (0.5%)

Honeywell International, Inc.			10,300	1,459,922

				1,459,922
Insurance (1.4%)

American International Group, Inc.			21,233	1,303,494

Assured Guaranty, Ltd.			27,300	1,030,575

Lincoln National Corp.			21,800	1,601,864

				3,935,933
Internet and direct marketing retail (1.7%)

Amazon.com, Inc.(NON)			3,265	3,138,808

Expedia, Inc.			10,300	1,482,582

Global Fashion Holding SA (acquired 8/2/13, cost $219,415) (Private) (Luxembourg)(F)(RES)(NON)			5,179	55,419

				4,676,809
Internet software and services (4.8%)

Alphabet, Inc. Class A(NON)			2,700	2,629,044

Alphabet, Inc. Class C(NON)			5,018	4,812,814

Cision, Ltd.(NON)(S)			18,239	237,472

Delivery Hero Holding GmbH (Germany)(NON)			27,690	1,096,349

Facebook, Inc. Class A(NON)			25,700	4,391,359

				13,167,038
IT Services (3.2%)

DXC Technology Co.			17,302	1,485,896

First Data Corp. Class A(NON)			74,183	1,338,261

IBM Corp.			11,580	1,680,026

MasterCard, Inc. Class A			13,500	1,906,200

Visa, Inc. Class A			21,900	2,304,756

				8,715,139
Machinery (1.5%)

Caterpillar, Inc.			14,500	1,808,295

Cummins, Inc.			9,000	1,512,270

Komatsu, Ltd. (Japan)			26,700	760,493

				4,081,058
Media (2.8%)

Charter Communications, Inc. Class A(NON)			3,156	1,146,954

Comcast Corp. Class A			109,140	4,199,707

DISH Network Corp. Class A(NON)			7,667	415,781

Live Nation Entertainment, Inc.(NON)			44,700	1,946,685

				7,709,127
Metals and mining (1.1%)

Alcoa Corp.(NON)			28,304	1,319,532

Freeport-McMoRan, Inc. (Indonesia)(NON)			118,000	1,656,720

				2,976,252
Mortgage real estate investment trusts (REITs) (0.3%)

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)			30,339	739,361

				739,361
Multiline retail (0.5%)

Target Corp.			23,000	1,357,230

				1,357,230
Oil, gas, and consumable fuels (5.4%)

ConocoPhillips			47,700	2,387,385

Enterprise Products Partners LP			53,300	1,389,531

EOG Resources, Inc.			7,400	715,876

Exxon Mobil Corp.			24,205	1,984,326

Kimbell Royalty Partners LP			29,413	464,137

Marathon Oil Corp.			67,000	908,520

Plains GP Holdings LP Class A(NON)			25,711	562,300

Royal Dutch Shell PLC ADR Class A (United Kingdom)			51,078	3,094,305

Suncor Energy, Inc. (Canada)			37,400	1,310,122

Total SA ADR (France)			12,600	674,352

Valero Energy Corp.			19,400	1,492,442

				14,983,296
Pharmaceuticals (3.7%)

Jazz Pharmaceuticals PLC(NON)			10,056	1,470,690

Johnson & Johnson			35,530	4,619,255

Merck & Co., Inc.			22,000	1,408,660

Pfizer, Inc.			73,086	2,609,170

				10,107,775
Professional services (0.3%)

ManpowerGroup, Inc.			7,500	883,650

				883,650
Real estate management and development (0.7%)

CBRE Group, Inc. Class A(NON)			28,100	1,064,428

Kennedy-Wilson Holdings, Inc.(S)			40,300	747,565

				1,811,993
Road and rail (0.7%)

Norfolk Southern Corp.			14,100	1,864,584

				1,864,584
Semiconductors and semiconductor equipment (3.4%)

Applied Materials, Inc.			50,000	2,604,500

Intel Corp.			61,320	2,335,066

Lam Research Corp.			13,700	2,535,048

Texas Instruments, Inc.			20,700	1,855,548

				9,330,162
Software (6.4%)

Activision Blizzard, Inc.			10,600	683,806

Adobe Systems, Inc.(NON)			6,200	924,916

Dell Technologies, Inc. Class V(NON)			25,773	1,989,933

Micro Focus International PLC ADR (United Kingdom)(NON)			29,751	949,057

Microsoft Corp.			146,350	10,901,612

Oracle Corp.			46,758	2,260,749

				17,710,073
Specialty retail (3.3%)

Best Buy Co., Inc.(S)			29,900	1,703,104

Gap, Inc. (The)			33,500	989,255

Home Depot, Inc. (The)			19,300	3,156,708

Lowe's Cos., Inc.			23,800	1,902,572

Ross Stores, Inc.			19,200	1,239,744

				8,991,383
Technology hardware, storage, and peripherals (5.0%)

Apple, Inc.			70,583	10,878,252

HP, Inc.			74,216	1,481,351

NCR Corp.(NON)			12,300	461,496

Xerox Corp.			25,550	850,560

				13,671,659
Textiles, apparel, and luxury goods (0.5%)

Hanesbrands, Inc.(S)			58,800	1,448,832

				1,448,832
Tobacco (0.5%)

Philip Morris International, Inc.			13,400	1,487,534

				1,487,534
Trading companies and distributors (0.5%)

United Rentals, Inc.(NON)			10,700	1,484,518

				1,484,518

Total common stocks (cost $208,303,017)				$270,169,758

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
			Shares	Value

American Tower Corp. $5.50 cv. pfd.(R)			5,321	$647,499

Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.			8,869	487,352

Total convertible preferred stocks (cost $979,567)				$1,134,851

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Alignvest Acquisition II Corp. (Canada)	7/4/22	CAD 11.50	36,476	$20,463

Cision, Ltd.	6/29/22	$11.50	9,119	26,901

Easterly Acquisition Corp.	7/29/20	11.50	38,710	32,896

Total warrants (cost $45,480)				$80,260

SHORT-TERM INVESTMENTS (5.3%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 1.25%(AFF)			8,422,561	$8,422,561

Putnam Short Term Investment Fund 1.17%(AFF)			6,078,382	6,078,382

Total short-term investments (cost $14,500,943)				$14,500,943

TOTAL INVESTMENTS

Total investments (cost $223,829,007)				$285,885,812

Key to holding's currency abbreviations
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $275,136,432.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $55,428, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$5,739,250	$52,304,790	$49,621,479	$70,574	$8,422,561
	Putnam Short Term Investment Fund**	6,123,428	39,769,262	39,814,308	23,387	6,078,382

	Total Short-term investments	$11,862,678	$92,074,052	$89,435,787	$93,961	$14,500,943
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $8,422,561, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $8,265,893.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,258,440 to cover the settlement of certain securities.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$36,608,377	$—	$55,424
Consumer staples	19,193,043	—	—
Energy	15,945,047	912,391	—
Financials	47,027,373	1,258,440	—
Health care	36,505,198	—	—
Industrials	22,589,702	760,493	4
Information technology	67,122,048	—	—
Materials	7,501,127	—	—
Real estate	4,578,176	—	—
Telecommunication services	4,609,910	—	—
Utilities	5,503,005	—	—
Total common stocks	267,183,006	2,931,324	55,428
Convertible preferred stocks	—	1,134,851	—
Warrants	80,260	—	—
Short-term investments	6,078,382	8,422,561	—

Totals by level	$273,341,648	$12,488,736	$55,428

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$80,260	$—

Total	$80,260	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		68,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017